Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value

The following information is provided to help readers gain an understanding of the relationship between carrying amount of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include investment in direct financing leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts. For derivative financial instruments, see Note 2 “Fair Value Measurements.”

March 31, 2017

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,039,870	¥1,039,870	¥1,039,870	¥0	¥0
Restricted cash	93,342	93,342	93,342	0	0
Installment loans (net of allowance for probable loan losses)	2,767,016	2,783,466	0	254,708	2,528,758
Trading securities	569,074	569,074	37,500	531,574	0
Investment in securities:
Practicable to estimate fair value	1,307,618	1,332,941	93,995	1,086,629	152,317
Not practicable to estimate fair value*1	149,820	149,820	0	0	0
Other Assets:
Time deposits	9,375	9,375	0	9,375	0
Derivative assets*2	18,980	18,980	0	0	0
Reinsurance recoverables (Investment contracts)	72,615	73,967	0	0	73,967
Liabilities:
Short-term debt	¥283,467	¥283,467	¥0	¥283,467	¥0
Deposits	1,614,608	1,615,655	0	1,615,655	0
Policy liabilities and Policy account balances (Investment contracts)	287,463	288,372	0	0	288,372
Long-term debt	3,854,984	3,862,815	0	1,184,261	2,678,554
Other Liabilities:
Derivative liabilities*2	12,276	12,276	0	0	0

*1	The fair value of investment securities of ¥149,820 million was not estimated, as it was not practicable.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”

March 31, 2018

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,321,241	¥1,321,241	¥1,321,241	¥0	¥0
Restricted cash	83,876	83,876	83,876	0	0
Installment loans (net of allowance for probable loan losses)	2,779,186	2,788,069	0	139,416	2,648,653
Trading securities	422,053	422,053	35,766	386,287	0
Investment in securities:
Practicable to estimate fair value	1,167,247	1,194,180	65,716	969,668	158,796
Not practicable to estimate fair value*1	140,155	140,155	0	0	0
Other Assets:
Time deposits	3,378	3,378	0	3,378	0
Derivative assets*2	19,726	19,726	0	0	0
Reinsurance recoverables (Investment contracts)	51,351	52,015	0	0	52,015
Liabilities:
Short-term debt	¥306,754	¥306,754	¥0	¥306,754	¥0
Deposits	1,757,462	1,759,248	0	1,759,248	0
Policy liabilities and Policy account balances (Investment contracts)	275,507	275,979	0	0	275,979
Long-term debt	3,826,504	3,830,529	0	922,319	2,908,210
Other Liabilities:
Derivative liabilities*2	10,295	10,295	0	0	0

*1	The fair value of investment securities of ¥140,155 million was not estimated, as it was not practicable.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”